Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary stock, par value	[1]	$ 0.000025	$ 0.000025
Ordinary stock, shares authorized	[1]	20,000,000,000	20,000,000,000
Ordinary stock, shares issued	[1]	27,796,502	27,796,502
Ordinary stock, shares outstanding	[1]	27,796,502	27,796,502
Forward stock split		1-for-40 forward split

[1]	- Retrospectively presented for the effect of pro rata share allotment, 1-for-40 forward split and share surrender in preparation of the Company’s initial public offering (Note 1).